Equity-Accounted Investments - Summary of Balance Sheet Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of joint ventures [line items]
Current assets		$ 632,991	$ 563,004	$ 490,974
Non-current assets		3,752,640	3,925,234	4,232,148
Current liabilities		863,485	668,859	974,901
Non-current liabilities		3,277,247	3,221,577	2,955,188
Cash and cash equivalents		235,734	199,388	225,040
Joint ventures
Disclosure of joint ventures [line items]
Current assets		153,181	159,719	149,263
Non-current assets		1,043,352	1,119,508	1,185,783
Current liabilities		126,709	127,062	134,795
Non-current liabilities		586,362	687,734	782,612
Net assets		$ 483,462	$ 464,431	$ 417,639
Ownership interest		50.00%	50.00%	50.00%
Equity-accounted investments		$ 241,731	$ 232,216	$ 208,819
Cash and cash equivalents		18,846	18,528	89,634
Current financial liabilities		101,756	98,630	90,063
Non-current financial liabilities		514,407	602,424	684,538
Libra Joint Venture
Disclosure of joint ventures [line items]
Current assets		123,576	126,154	114,949
Non-current assets		765,239	813,330	877,719
Current liabilities		83,028	80,321	87,392
Non-current liabilities		567,474	611,457	668,689
Net assets		$ 238,313	$ 247,706	$ 236,587
Ownership interest	50.00%	50.00%	50.00%	50.00%
Equity-accounted investments		$ 119,157	$ 123,853	$ 118,294
Cash and cash equivalents		8,450	7,972	66,217
Current financial liabilities		66,223	62,676	58,281
Non-current financial liabilities		495,861	530,588	579,156
Itajai Joint Venture
Disclosure of joint ventures [line items]
Current assets		29,605	33,565	34,314
Non-current assets		278,113	306,178	308,064
Current liabilities		43,681	46,741	47,403
Non-current liabilities		18,888	76,277	113,923
Net assets		$ 245,149	$ 216,725	$ 181,052
Ownership interest		50.00%	50.00%	50.00%
Equity-accounted investments		$ 122,575	$ 108,363	$ 90,526
Cash and cash equivalents		10,396	10,556	23,417
Current financial liabilities		35,533	35,954	31,782
Non-current financial liabilities		$ 18,546	$ 71,836	$ 105,382